Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax [Abstract]
Major components of income tax expenses
The major components of the income tax expenses for the years ended December 31, 2022, 2021 and 2020 are:

	2022	2021	2020
	£’000	£’000	£’000
Profit or loss
Current tax:
R&D tax credit for the year	(2,209)	(9,322)	(12,432)
Foreign corporation tax on profits for the year	783	—	84
Adjustments in respect of prior years	20	370	(100)
Total current tax	(1,406)	(8,952)	(12,448)
Deferred tax:
Current year	(1,352)	(459)	(439)
Effect of changes in tax rates	(13)	—	(1)
Originating and reversal of timing differences, including adjustments in respect of prior years	(150)	6	(379)
Total deferred tax	(1,515)	(453)	(819)
Total income tax credit	(2,921)	(9,405)	(13,267)

Reconciliation of tax expense and accounting profit
Reconciliation of tax expense and accounting profit for 2022, 2021 and 2020:	2022	2021	2020
	£’000	£’000	£’000
Loss before tax	(44,145)	(140,928)	(87,360)
Tax credit using the UK Corporation tax rate of 19% (2021: 19% and 2020: 19%)	(8,388)	(26,776)	(16,598)
Effect of:
Non-deductible expenses	11,268	12,836	9,120
Additional deduction for R&D expenditure	(16,408)	(12,354)	(16,286)
Surrender of tax losses for R&D tax credit refund	3,099	12,354	16,286
R&D expenditure credits	(3,418)	(10,210)	(13,424)
Share-based compensation plans deduction	(4,552)	—	—
Movement in deferred tax not recognized	15,895	14,315	8,084
Adjustments to tax charge in respect of previous periods - deferred tax	(150)	18	(379)
Adjustments to tax charge in respect of previous periods	20	370	(100)
State taxes	(435)	—	7
Effects of overseas tax rates	161	42	24
Effects of changes in tax rates	(13)	—	(1)
Total tax credit included in loss for the year	(2,921)	(9,405)	(13,267)

Components of income tax, geographical classification
The components of income tax are as follows:

	2022	2021	2020
	£’000	£’000	£’000
Current tax:
United States:
Federal	692	106	(16)
State	75	—	—
United Kingdom	(2,173)	(9,058)	(12,432)
Ireland	—	—	—
Total current tax	(1,406)	(8,952)	(12,448)
Deferred tax:
United States:
Federal	(1,488)	(453)	(819)
State	—	—	—
United Kingdom	—	—	—
Ireland	(27)	—	—
Total deferred tax	(1,515)	(453)	(819)
Total income tax credit	(2,921)	(9,405)	(13,267)